SCHEDULE 1 - CONDENSED FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2021
SCHEDULE I-CONDENSED FINANCIAL INFORMATION
SCHEDULE 1 - CONDENSED FINANCIAL INFORMATION

YIREN DIGITAL LTD.

SCHEDULE I-CONDENSED BALANCE SHEETS

(Amounts in thousands, except for share and per share data, or otherwise noted)

	December 31,	December 31,	December 31,
	2020	2021	2021
	RMB	RMB	US$
Assets:
Cash and cash equivalents	51,013	6,464	1,014
Prepaid expenses and other assets	2,319	172	27
Amounts due from its subsidiaries and the consolidated VIEs	820,329	1,407,745	220,906
Amounts due from related parties	575,537	—	—
Available-for-sale investments	73,990	88,987	13,964
Investments in its subsidiaries and the consolidated VIEs	2,263,159	3,332,221	522,899

Total assets	3,786,347	4,835,589	758,810
Liabilities:
Accrued expenses and other liabilities	8,683	14,157	2,222

Total liabilities	8,683	14,157	2,222
Equity:
Ordinary shares (US$0.0001 par value; 500,000,000 shares authorized; 187,569,640 and 189,856,980 shares issued as of December 31, 2020 and 2021, respectively; 167,965,710 and 169,995,926 shares outstanding as of December 31, 2020 and 2021, respectively)	121	123	19
Treasury stock (1,043,930 and 1,301,054 shares as of December 31, 2020 and 2021, respectively)	(40,147)	(42,897)	(6,731)
Additional paid-in capital	5,058,176	5,100,486	800,378
Accumulated other comprehensive income	17,108	11,553	1,812
Accumulated deficit	(1,257,594)	(247,833)	(38,890)

Total equity	3,777,664	4,821,432	756,588

Total liabilities and equity	3,786,347	4,835,589	758,810

YIREN DIGITAL LTD.

SCHEDULE I-CONDENSED STATEMENTS OF OPERATIONS

(Amounts in thousands, except for share and per share data, or otherwise noted)

	Years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$

Operating expenses	(62,789)	(31,359)	(39,311)	(6,169)
Interest income	5,280	665	2,399	377
Non-operating income, net	795	1,041	(1)	—

Share of income/(loss) of its subsidiaries and the consolidated VIEs	1,212,325	(663,095)	1,069,897	167,890

Net income/(loss)	1,155,611	(692,748)	1,032,984	162,098

YIREN DIGITAL LTD.

SCHEDULE I-CONDENSED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS)

(Amounts in thousands, except for share and per share data, or otherwise noted)

	Years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Net income/(loss)	1,155,611	(692,748)	1,032,984	162,098

Other comprehensive income/(loss), net of tax of nil:
Foreign currency translation adjustment	1,626	(8,293)	(3,193)	(501)
Unrealized gain/ (loss) on available-for-sale investments	3,839	3,546	(2,362)	(371)

Comprehensive income/(loss)	1,161,076	(697,495)	1,027,429	161,226

YIREN DIGITAL LTD.

SCHEDULE I-CONDENSED STATEMENTS OF CASH FLOWS

(Amounts in thousands, except for share and per share data, or otherwise noted)

	Years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Cash Flows from Operating Activities:
Net cash used in operating activities	(15,001)	(13,393)	(10,040)	(1,575)

Cash Flows from Investing Activities:
Amounts due from/to its subsidiaries, the consolidated VIEs and related parties	(13,867)	(9,561)	(11,879)	(1,864)
Purchase of available-for-sale investments	(91,050)	—	(34,234)	(5,372)
Proceeds on disposal of available-for-sale investments	93,343	9,755	14,942	2,345

Net cash (used in)/provided by investing activities	(11,574)	194	(31,171)	(4,891)
Cash Flows from Financing Activities:
Repurchase of ordinary shares	(36,843)	(3,050)	(2,750)	(432)

Net cash used in financing activities	(36,843)	(3,050)	(2,750)	(432)

Effect of foreign exchange rate changes	322	(1,176)	(588)	(92)

Net decrease in cash and cash equivalents	(63,096)	(17,425)	(44,549)	(6,990)
Cash and cash equivalents, beginning of year	131,534	68,438	51,013	8,004

Cash and cash equivalents, end of year	68,438	51,013	6,464	1,014

YIREN DIGITAL LTD.

SCHEDULE I-NOTES TO THE CONDENSED FINANCIAL INFORMATION

1.	BASIS FOR PREPARATION

The condensed financial information of the Parent Company has been prepared using the same accounting policies as set out in the Group’s consolidated financial statements, except that the Parent Company used the equity method to account for investments in its subsidiaries and the consolidated VIEs and the consolidated VIEs’ subsidiaries.

Certain information and footnote disclosures normally included in the financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Group and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements.

2.	INVESTMENTS IN SUBSIDIARIES AND VIES

The Company, its subsidiaries, the consolidated VIEs and the consolidated VIEs’ subsidiaries are included in the consolidated financial statements where the inter-company balances and transactions are eliminated upon consolidation. For the purpose of the Parent Company’s stand-alone financial statements, its investments in its subsidiaries and the consolidated VIEs and the consolidated VIEs’ subsidiaries are reported using the equity method of accounting. The Parent Company’s share of income and losses of its subsidiaries and the consolidated VIEs and the consolidated VIEs’ subsidiaries are reported as shares of income/(loss) of its subsidiaries and the consolidated VIEs and the consolidated VIEs’ subsidiaries in the condensed financial information to the Parent Company.

3.	AMOUNTS DUE FROM/TO ITS SUBSIDIARIES AND THE CONSOLIDATED VIES

As of December 31,2020 and 2021, the amounts mainly represent an interest-free, unsecured and repayable on demand loan provided to YouRace Hengchuang and Creditease Puhui, respectively.

4.	AMOUNTS DUE FROM RELATED PARTIES

As of December 31, 2020, the amount due from related parties mainly represent the amounts receivable from HengCheng. As of December 31, 2021, no amount due from related parties is recorded.